Liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Liabilities
Balance, Beginning	$ 32		$ 198		$ 0
Excess Of Subscription Price Over Fair Value Of Flow Through Common Shares				$ 561	402
Foreign Currency Translation Adjustment		$ 0		(8)	2
Income Taxes Recovery		$ (32)		$ (719)		$ (206)
Balance, Ending	$ 0		$ 32		$ 198